ISSUED CAPITAL - Narrative (Details) - USD ($) $ in Millions	2 Months Ended	6 Months Ended		12 Months Ended
	Jan. 27, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Nov. 17, 2025	Jun. 16, 2025	Mar. 31, 2025	Jul. 31, 2024
Disclosure of classes of share capital [line items]
Payments to acquire or redeem entity's shares		$ 62	$ 68
2025 Share Buyback
Disclosure of classes of share capital [line items]
Share repurchase program, authorized amount					$ 100
Share repurchase program, number of shares repurchased (in shares)		29,892,525		243,892
Payments to acquire or redeem entity's shares		$ 62		$ 13
2025 Share Buyback | ADS
Disclosure of classes of share capital [line items]
Share repurchase program, number of shares repurchased (in shares)				6,097,300
2024 Share Buyback
Disclosure of classes of share capital [line items]
Share repurchase program, authorized amount								$ 100
2024 Share Buyback - Phase One
Disclosure of classes of share capital [line items]
Share repurchase program, authorized amount	$ 30
Share repurchase program, number of shares repurchased (in shares)	17,370,400		12,346,225
Payments to acquire or redeem entity's shares			$ 23
2024 Share Buyback - Phase Two
Disclosure of classes of share capital [line items]
Share repurchase program, authorized amount							$ 35
Share repurchase program, number of shares repurchased (in shares)			18,300,375
Payments to acquire or redeem entity's shares			$ 35
2024 Share Buyback - Phase Three
Disclosure of classes of share capital [line items]
Share repurchase program, authorized amount						$ 35
Share repurchase program, number of shares repurchased (in shares)			5,992,525
Payments to acquire or redeem entity's shares			$ 10